Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	31,326,667
Proposed Maximum Offering Price per Unit	10.21
Maximum Aggregate Offering Price	$ 319,845,270.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,170.63
Offering Note	The number of common shares (“Common Shares”) of Viking Acquisition Corp. I (“Viking”), which shall transfer by way of continuation (the “Continuation”) from the Cayman Islands to Canada (such resulting entity, “PubCo”), being registered includes the Common Shares resulting from the conversion of (i) 23,000,000 of Viking’s Class A ordinary shares that were sold pursuant to Viking’s Registration Statement on Form S-1 (File No. 333-289590) in connection with its initial public offering (the “IPO”), (ii) 310,000 of Viking’s Class A ordinary shares acquired by Cohen & Company Capital Markets (“Cohen CCM”) in a private placement simultaneously with the closing of the IPO, (iii) 350,000 of Viking’s Class A ordinary shares acquired by Viking Acquisition Sponsor I, LLC (the “Sponsor”) in a private placement simultaneously with the closing of the IPO, and (iv) 7,666,667 Class B ordinary shares of held by the Sponsor.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of Viking’s Class A ordinary shares on the New York Stock Exchange on June 23, 2026 ($10.21 per share), in accordance with Rule 457(f)(1).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each whole warrant
Amount Registered | shares	7,886,644
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The number of warrants to acquire Common Shares of PubCo being registered represents (i) 7,666,645 warrants issued in the IPO (“Public Warrants”), (ii) 103,333 warrants acquired by Cohen CCM in a private placement simultaneously with the closing of the IPO (the “Cohen Warrants”) and (iii) 116,666 warrants acquired by the Sponsor in a private placement simultaneously with the closing of the IPO (the “Sponsor Warrants”). The Public Warrants, the Cohen Warrants and the Sponsor Warrants will automatically be converted by operation of law into warrants to acquire Common Shares of PubCo as a result of the Continuation.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

The maximum number of Public Warrants, Cohen Warrants and Sponsor Warrants and Common Shares of PubCo issuable upon exercise of Public Warrants, Cohen Warrants and Sponsor Warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Corporation Finance Interpretations, the registration fee with respect to such Public Warrants and Cohen Warrants has been allocated to the Common Shares of PubCo issuable upon exercise of the Public Warrants, Cohen Warrants and Sponsor Warrants and included in the registration fee as calculated in footnote (7) below. No separate registration fee is required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of warrants
Amount Registered | shares	7,886,644
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 90,696,406.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,525.17
Offering Note	Represents Common Shares of PubCo to be issued upon the exercise of the Public Warrants, the Cohen Warrants and the Sponsor Warrants.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants of $11.50 per share.